INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Income Taxes [Line Items]
Income (loss) before income taxes	$ (33,941)	$ (55,088)
Canada [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(22,021)	(46,656)
Luxembourg [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(12,989)	(15,367)
Unites States [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	149	(38,815)
Other [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ 919	$ 45,750